Fair Value Measurements - Narrative (Details) $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
Debt securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 646